POST-EMPLOYMENT BENEFITS - Summary of Pension Fund Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	$ (92)
Remeasurements, recognized in other comprehensive income and equity	297	$ 240
Contributions by employees	32	34
Contributions by employer	177	150
Plan assets, end of year	(96)	(92)
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	(574)
Interest income	(11)	(10)
Remeasurements, recognized in other comprehensive income and equity	223	163
Administrative expenses paid from plan assets	(4)	(4)
Plan assets, end of year	18	(574)
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	2,791	2,449
Interest income	78	81
Remeasurements, recognized in other comprehensive income and equity	223	163
Contributions by employees	32	34
Contributions by employer	177	150
Benefits paid	(99)	(82)
Administrative expenses paid from plan assets	(4)	(4)
Plan assets, end of year	$ 3,198	$ 2,791